Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning		$ (5,826)	[1]	$ (5,919)	[1]	$ (6,182)
Acquisitions	[2]	10
Acquisitions	[2]			(83)		(110)
Increases based on tax positions taken during a prior period	[3]	(49)		(11)		(31)
Decreases based on tax positions taken during a prior period	[3],[4]	28		409		496
Decreases based on settlements for a prior period	[5]	35		126		64
Increases based on tax positions taken during the current period	[3]	(753)		(489)		(675)
Impact of foreign exchange		(121)		(5)		319
Other, net	[3],[6]	118		146		199
Balance, ending	[1]	$ (6,558)		$ (5,826)		$ (5,919)

[1]	In 2017, included in Income taxes payable ($1 million), Noncurrent deferred tax assets and other noncurrent tax assets ($123 million), Noncurrent deferred tax liabilities ($3.3 billion) and Other taxes payable ($3.2 billion). In 2016, included in Income taxes payable ($14 million), Current tax assets ($17 million), Noncurrent deferred tax assets and other noncurrent tax assets ($184 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.8 billion).
[2]	For 2017 and 2016, primarily related to the acquisitions of Medivation and Anacor. For 2015, primarily related to the acquisition of Hospira. See also Note 2A.
[3]	Primarily included in Provision/(benefit) for taxes on income.
[4]	Primarily related to effectively settling certain tax positions primarily with foreign tax authorities. See also Note 5A.
[5]	Primarily related to cash payments and reductions of tax attributes.
[6]	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.